Loans and Related Allowance for Credit Losses, Consumer Loan Modifications and Financial Effects (Details) - Total Consumer [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 571	$ 764
Total modifications as a percentage of loan class	0.23%	0.29%
Weighted average interest rate reduction	1.70%	1.65%
Weighted average payments deferred (months)	6 months	5 months
Weighted average term extension (years)	10 years 9 months 18 days	9 years 9 months 18 days
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Weighted average principal deferred, term	24 years 7 months 6 days	25 years 4 months 24 days
Residential mortgage [Member] | Trial modifications [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans modified balance end of period	$ 98	$ 109
Residential mortgage [Member] | Payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	363	472
Residential mortgage [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	35	67
Residential mortgage [Member] | Term extension and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	89	88
Residential mortgage [Member] | Interest rate reduction, and term extension, and payment delay [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	45	80
Residential mortgage [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	39	57
Residential mortgage [Member] | Payment delay with balloon payment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	344	292
Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 772	$ 459
Total modifications as a percentage of loan class	1.37%	0.88%
Weighted average interest rate reduction	22.04%	21.63%
Credit card [Member] | Interest rate reduction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 772	$ 459